Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other financial assets [abstract]
Summary of Other Financial Assets
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.23	12.31.22
Receivables from Spot Sales of Foreign Currency Pending Settlement	23,446,577	7,254,491
Receivables from Spot Sales of Government Securities Pending Settlement	64,254,638	143,959,883
Sundry Debtors	138,980,363	116,956,583
Mutual Funds	99,269,365	66,283,444
Premiums from financial guarantee contracts	11,199,208	3,048,624
Interest accrued receivable	22,898,599	14,294,760
Fiduciary Participation Certificates	111,718	—
Balances from claims pending recovery	7,910	98,542
Minus: Allowances	(1,145,595)	(258,044)
Total	359,022,783	351,638,283

Summary of Credit Rating Quality Analysis of Other Financial Assets
The credit rating quality analysis of Other Financial Assets as of December 31, 2023, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary participation certificates	Balances from claims pending recovery
Not yet due	23,446,577	64,254,638	138,907,078	99,269,365	11,199,208	22,898,599	111,718	7,910
Impaired/Uncollectible	—	—	73,285	—	—	—	—	—
Allowances	—	—	(1,145,595)	—	—	—	—	—
Total	23,446,577	64,254,638	137,834,768	99,269,365	11,199,208	22,898,599	111,718	7,910